SCHEDULE OF UNAUDITED PRO-FORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue		$ 813,737
Net loss	(1,344,133)	(7,993,166)	(6,245,796)
Net loss attributable to Intelligent Bio Solutions Inc.	$ (1,335,246)	$ (7,972,799)	$ (6,227,896)
Net loss per share, basic and diluted	$ (1.80)	$ (8.67)	$ (8.60)
Pro Forma [Member]
Revenue	$ 370,687	$ 1,161,223	$ 996,937
Net loss	(797,885)	(9,234,721)	(9,455,693)
Net loss attributable to Intelligent Bio Solutions Inc.	$ (797,885)	$ (9,214,354)	$ (9,437,795)
Net loss per share, basic and diluted	$ (0.89)	$ (8.67)	$ (10.75)